Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net earnings (loss)	$ 70	$ 41
Adjustments to reconcile net earnings (loss) to net cash from operating activities:
Depreciation and amortization	207	230
Stock-based compensation	13	19
Impairment of goodwill and intangible assets	0	0
Deferred income tax expense (benefit)	10	22
Other, net	(4)	(4)
Change in operating assets and liabilities:
Current and other assets	27	56
Payables and other liabilities	(45)	(88)
Net cash provided by (used in) operating activities	278	276
Cash flows from investing activities:
Capital expenditures	(247)	(222)
Grant proceeds received for capital expenditures	54	6
Other investing activities, net		2
Net cash provided by (used in) investing activities	(193)	(214)
Cash flows from financing activities:
Borrowings of debt	155
Repayment of debt, tower obligations and finance leases	(107)	(6)
Dividends paid to parent	(150)	(65)
Other financing activities, net	(5)	(5)
Net cash provided by (used in) financing activities	(107)	(76)
Net increase (decrease) in cash, cash equivalents and restricted cash	(22)	(14)
Cash, cash equivalents and restricted cash, beginning of period	97	111
Cash, cash equivalents and restricted cash, end of period	$ 75	$ 97